Annual Fund Operating Expenses	Aug. 07, 2026
HORIZON EXPANSION LEADERS ETF | HORIZON EXPANSION LEADERS ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
HORIZON HIGH INCOME ETF | HORIZON HIGH INCOME ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%